Financial Instruments - Effects of Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash collateral rec’d/(pledged)	$ (420.1)	$ (184.5)
Amounts due from exchanges, clearing houses and other counterparties
Financial liabilities
Gross amount	1,919.3	1,814.5
Amounts set-off	(417.8)	(352.6)
Net amount presented	1,501.5	1,461.9
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	1,501.5	1,461.9
Repurchase agreements
Financial liabilities
Gross amount	50,663.8	19,013.7
Amounts set-off	(48,358.0)	(15,894.8)
Net amount presented	2,305.8	3,118.9
Non-cash collateral rec’d/(pledged)	(2,279.3)	(3,096.2)
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	26.5	22.7
Derivative instruments
Financial liabilities
Gross amount	1,867.0	441.7
Amounts set-off	(1,115.3)	(39.5)
Net amount presented	751.7	402.2
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	(192.2)	(128.5)
Net amount	559.5	273.7
Amounts due from exchanges, clearing houses and other counterparties
Financial assets
Gross amount	3,723.0	2,539.5
Amounts set-off	(507.5)	(195.3)
Net amount presented	3,215.5	2,344.2
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	3,215.5	2,344.2
Repurchase agreements
Financial assets
Gross amount	50,848.4	19,094.6
Amounts set-off	(48,358.0)	(15,894.8)
Net amount presented	2,490.4	3,199.8
Non-cash collateral rec’d/(pledged)	(2,490.4)	(3,086.6)
Net amount	0.0	113.2
Derivative instruments
Financial assets
Gross amount	2,278.8	695.1
Amounts set-off	(1,115.3)	(39.5)
Net amount presented	1,163.5	655.6
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	(420.1)	(184.5)
Net amount	$ 743.4	$ 471.1